Schedule of Other Current Assets (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Other Current Assets Schedule Of Other Current Assets 1	$ 8,319,838
Other Current Assets Schedule Of Other Current Assets 2	6,753,665
Other Current Assets Schedule Of Other Current Assets 3	3,830,773
Other Current Assets Schedule Of Other Current Assets 4	2,466,155
Other Current Assets Schedule Of Other Current Assets 5	1,814,828
Other Current Assets Schedule Of Other Current Assets 6	1,256,474
Other Current Assets Schedule Of Other Current Assets 7	855,276
Other Current Assets Schedule Of Other Current Assets 8	499,041
Other Current Assets Schedule Of Other Current Assets 9	14,820,715
Other Current Assets Schedule Of Other Current Assets 10	$ 10,975,335